Summary of Significant Accounting Policies -Schedule of Estimated Future Life of Property (Details)	12 Months Ended
Dec. 31, 2021
Machinery and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Machinery and equipment	5
Leasehold improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Machinery and equipment	Shorter of estimated useful life or remaining lease term
Computer equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Machinery and equipment	3
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Machinery and equipment	3
Furniture and fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Machinery and equipment	3